The Growth Fund of America®
Investment portfolio
November 30, 2021
unaudited
Common stocks 96.20% Information technology 24.82%	Shares	Value (000)
Microsoft Corp.	54,293,909	$17,949,023
ASML Holding NV1	3,386,247	2,653,456
ASML Holding NV (New York registered) (ADR)	2,622,829	2,075,995
Broadcom, Inc.	8,453,910	4,680,761
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	131,198,000	2,791,232
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,455,511	639,113
Shopify, Inc., Class A, subordinate voting shares[2]	1,942,660	2,956,321
Mastercard, Inc., Class A	8,487,370	2,672,843
ServiceNow, Inc.[2]	3,714,510	2,405,888
MongoDB, Inc., Class A2,3	4,806,683	2,394,209
Advanced Micro Devices, Inc.[2]	14,394,225	2,279,613
Applied Materials, Inc.	14,012,497	2,062,499
RingCentral, Inc., Class A2	7,371,362	1,592,067
PayPal Holdings, Inc.[2]	8,157,187	1,508,182
Cloudflare, Inc., Class A2	6,880,024	1,295,096
Atlassian Corp. PLC, Class A2	3,366,658	1,266,941
Micron Technology, Inc.	14,203,422	1,193,087
Square, Inc., Class A2	5,314,564	1,107,183
Autodesk, Inc.[2]	4,226,974	1,074,455
Motorola Solutions, Inc.	4,197,266	1,062,664
Affirm Holdings, Inc., Class A2	7,812,561	989,695
Bill.com Holdings, Inc.[2]	3,439,270	965,919
Adobe, Inc.[2]	1,405,363	941,382
Apple, Inc.	5,475,959	905,176
NVIDIA Corp.	2,237,700	731,191
Okta, Inc., Class A2	3,368,683	725,042
Snowflake, Inc., Class A2	1,852,396	630,093
MicroStrategy, Inc., Class A2,4	844,911	609,544
Wolfspeed, Inc.[2]	4,750,586	582,517
EPAM Systems, Inc.[2]	869,808	529,322
Visa, Inc., Class A	2,704,499	524,051
Keyence Corp.[1]	768,100	474,378
CrowdStrike Holdings, Inc., Class A2	2,003,934	435,134
Trimble, Inc.[2]	4,972,313	426,973
Lam Research Corp.	580,436	394,609
Tyler Technologies, Inc.[2]	738,727	383,385
Fiserv, Inc.[2]	3,906,641	377,069
Zscaler, Inc.[2]	1,013,425	351,628
Paycom Software, Inc.[2]	743,997	325,484
Enphase Energy, Inc.[2]	1,289,139	322,285
Cognizant Technology Solutions Corp., Class A	4,034,334	314,597
Zendesk, Inc.[2]	2,922,000	298,365
Nice, Ltd. (ADR)	1,011,509	295,340
Fidelity National Information Services, Inc.	2,281,787	238,447
Datadog, Inc., Class A2	1,277,821	227,823
DocuSign, Inc.[2]	904,540	222,842
The Growth Fund of America — Page 1 of 14

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Elastic NV, non-registered shares[2]	1,430,893	$222,447
SentinelOne, Inc., Class A2,4	3,769,824	203,457
Ceridian HCM Holding, Inc.[2]	1,714,816	187,601
Accenture PLC, Class A	454,760	162,531
NortonLifeLock, Inc.	6,442,469	160,095
TE Connectivity, Ltd.	996,000	153,314
MKS Instruments, Inc.	952,286	144,900
Freshworks, Inc., Class A2,4	4,061,940	143,062
Coupa Software, Inc.[2]	600,000	117,996
TELUS International (Cda), Inc., subordinate voting shares[2]	3,301,088	115,406
Intel Corp.	2,274,916	111,926
Toast, Inc., Class A2,4	2,709,864	108,367
VeriSign, Inc.[2]	418,815	100,478
Alteryx, Inc., Class A2	1,432,150	95,195
Keysight Technologies, Inc.[2]	479,892	93,329
Zebra Technologies Corp., Class A2	158,112	93,093
Zoom Video Communications, Inc., Class A2	418,252	88,423
Kulicke and Soffa Industries, Inc.	1,525,592	87,966
Confluent, Inc., Class A2	1,123,306	87,640
Smartsheet, Inc., Class A2	1,333,408	85,338
Concentrix Corp.	496,966	82,496
Samsung Electronics Co., Ltd.[1]	1,305,500	78,802
Qorvo, Inc.[2]	522,475	76,402
Thoughtworks Holding, Inc.[2]	2,549,000	74,431
Vontier Corp.	2,308,400	72,738
Qualtrics International, Inc., Class A2	2,181,703	70,600
Lightspeed Commerce, Inc. SV, subordinate voting shares (CAD denominated)[2]	782,200	39,568
Lightspeed Commerce, Inc. SV, subordinate voting shares[2]	527,983	26,658
Globant SA2	234,149	62,052
GoDaddy, Inc., Class A2	787,974	55,292
NXP Semiconductors NV	244,546	54,622
Stripe, Inc., Class B1,2,5,6	1,123,404	51,373
Monday.com, Ltd.[2,4]	136,185	48,999
Gitlab, Inc., Class A2	450,100	43,453
Palo Alto Networks, Inc.[2]	78,098	42,715
QUALCOMM, Inc.	206,189	37,229
Amadeus IT Group SA, Class A, non-registered shares[1,2]	527,334	33,750
Arista Networks, Inc.[2]	261,876	32,488
Appfolio, Inc., Class A2	260,355	31,370
Jack Henry & Associates, Inc.	146,921	22,278
Guidewire Software, Inc.[2]	164,604	19,150
CCC Intelligent Solutions Holdings, Inc.[2]	1,480,590	19,026
Marqeta, Inc., Class A2,4	923,400	18,154
Twilio, Inc.[2]	60,161	17,215
StoneCo, Ltd., Class A2	448,300	6,993
GLOBALFOUNDRIES, Inc.[2]	96,200	6,661
Paylocity Holding Corp.[2]	9,000	2,271
		72,572,269
Consumer discretionary 24.71%
Tesla, Inc.[2]	20,852,969	23,871,645
Amazon.com, Inc.[2]	3,908,886	13,708,737
Home Depot, Inc.	6,804,864	2,726,096
General Motors Company[2]	33,617,159	1,945,425
NIKE, Inc., Class B	11,089,746	1,876,829
The Growth Fund of America — Page 2 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Royal Caribbean Cruises, Ltd.[2,3]	23,282,784	$1,625,604
MercadoLibre, Inc.[2]	1,339,561	1,591,948
Caesars Entertainment, Inc.[2,3]	17,186,950	1,548,029
Airbnb, Inc., Class A2	8,485,198	1,464,036
Rivian Automotive, Inc., Class A1,2,7	8,667,299	944,576
Rivian Automotive, Inc., Class A2	4,197,900	502,741
LVMH Moët Hennessy-Louis Vuitton SE1	1,699,807	1,319,480
Chipotle Mexican Grill, Inc.[2]	710,751	1,168,055
NVR, Inc.[2,3]	192,533	1,006,050
D.R. Horton, Inc.	9,353,037	913,792
Coupang, Inc., Class A2	33,818,075	896,179
DoorDash, Inc., Class A2	5,006,513	895,014
Aptiv PLC[2]	5,559,605	891,483
Hilton Worldwide Holdings, Inc.[2]	6,558,931	885,915
Burlington Stores, Inc.[2]	2,961,381	868,070
Flutter Entertainment PLC[1,2]	5,262,497	712,367
Dollar General Corp.	3,009,311	665,960
Booking Holdings, Inc.[2]	299,503	629,510
Hermès International[1]	332,032	622,611
Darden Restaurants, Inc.	4,486,304	618,886
Wayfair, Inc., Class A2,4	2,163,985	536,322
Evolution AB1	4,600,786	482,188
Xpeng, Inc., Class A (ADR)[2]	8,490,000	466,950
Moncler SpA[1]	6,379,239	462,322
Mattel, Inc.[2,3]	21,043,010	446,322
Peloton Interactive, Inc., Class A2	9,609,483	422,817
Etsy, Inc.[2]	1,372,102	376,752
Mercari, Inc.[1,2]	6,088,200	369,147
Las Vegas Sands Corp.[2]	10,000,000	356,200
Floor & Decor Holdings, Inc., Class A2	2,513,295	323,989
Starbucks Corp.	2,939,831	322,323
lululemon athletica, inc.[2]	673,425	306,011
Vail Resorts, Inc.	873,035	289,594
YETI Holdings, Inc.[2]	3,047,664	280,873
Dollar Tree Stores, Inc.[2]	2,014,926	269,657
Norwegian Cruise Line Holdings, Ltd.[2]	12,897,242	251,625
Lennar Corp., Class A	2,161,795	227,096
Polaris, Inc.	1,992,000	222,686
eBay, Inc.	3,000,000	202,380
CarMax, Inc.[2]	1,355,700	191,493
YUM! Brands, Inc.	1,318,725	161,992
Carvana Co., Class A2	576,000	161,522
Aramark	4,650,219	155,317
Kering SA1	199,519	153,857
Arrival Group[2,4]	15,550,116	146,016
Adient PLC[2]	3,089,601	131,153
Cie. Financière Richemont SA, Class A1	694,812	103,264
Helen of Troy, Ltd.[2]	389,645	93,710
Toll Brothers, Inc.	1,304,859	82,819
LGI Homes, Inc.[2]	562,130	80,756
DraftKings, Inc., Class A2	2,244,107	77,534
Domino’s Pizza, Inc.	140,653	73,722
On Holding AG, Class A2,4	1,415,016	56,827
The Growth Fund of America — Page 3 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Marriott International, Inc., Class A2	330,237	$48,730
TopBuild Corp.[2]	105,464	28,453
		72,261,457
Communication services 17.33%
Alphabet, Inc., Class C2	3,052,728	8,697,344
Alphabet, Inc., Class A2	2,155,006	6,115,799
Netflix, Inc.[2,3]	22,646,580	14,536,840
Meta Platforms, Inc., Class A2	37,392,909	12,132,503
Charter Communications, Inc., Class A2	3,591,086	2,320,847
Comcast Corp., Class A	33,179,036	1,658,288
Activision Blizzard, Inc.	18,412,239	1,078,957
Yandex NV, Class A2	9,934,860	714,714
Snap, Inc., Class A, nonvoting shares[2]	14,179,421	675,082
ZoomInfo Technologies, Inc., Class A2	10,920,063	673,768
Tencent Holdings, Ltd.[1]	8,778,200	517,146
T-Mobile US, Inc.[2]	1,995,690	217,151
Frontier Communications Parent, Inc.[2]	6,060,427	202,479
Iridium Communications, Inc.[2]	4,450,320	171,115
ROBLOX Corp., Class A2	1,247,582	157,320
Pinterest, Inc., Class A2	3,672,231	147,109
SoftBank Group Corp.[1]	2,455,200	129,859
Match Group, Inc.[2]	918,052	119,338
Epic Games, Inc.[1,2,5,6]	84,249	109,111
Live Nation Entertainment, Inc.[2]	797,649	85,069
Bumble, Inc., Class A2	2,139,581	73,302
Electronic Arts, Inc.	580,252	72,079
Playtika Holding Corp.[2]	1,972,770	33,932
Sea, Ltd., Class A (ADR)[2]	98,100	28,260
		50,667,412
Health care 11.20%
UnitedHealth Group, Inc.	13,730,118	6,099,193
Thermo Fisher Scientific, Inc.	5,715,075	3,616,671
Abbott Laboratories	15,376,033	1,933,844
Regeneron Pharmaceuticals, Inc.[2]	2,069,310	1,317,178
Insulet Corp.[2,3]	3,646,076	1,051,674
Centene Corp.[2]	13,433,920	959,316
Seagen, Inc.[2]	5,666,364	906,618
NovoCure, Ltd.[2,3]	9,436,964	883,677
Vertex Pharmaceuticals, Inc.[2]	4,605,930	861,033
DexCom, Inc.[2]	1,499,662	843,695
Zoetis, Inc., Class A	3,711,537	824,110
Intuitive Surgical, Inc.[2]	2,168,448	703,314
Eli Lilly and Company	2,822,928	700,199
Humana, Inc.	1,622,024	680,780
Stryker Corp.	2,684,651	635,269
Guardant Health, Inc.[2,3]	5,950,651	625,532
Biohaven Pharmaceutical Holding Co., Ltd.[2,3]	5,447,428	611,419
Edwards Lifesciences Corp.[2]	5,235,716	561,845
PerkinElmer, Inc.	2,790,919	508,394
Danaher Corp.	1,452,172	467,077
ResMed, Inc.	1,792,823	456,901
Catalent, Inc.[2]	3,354,838	431,633
Oak Street Health, Inc.[2,3,4]	13,736,757	425,153
The Growth Fund of America — Page 4 of 14

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	51,155,414	$422,032
Molina Healthcare, Inc.[2]	1,441,293	411,028
Moderna, Inc.[2]	1,122,071	395,451
Novo Nordisk A/S, Class B1	3,334,933	357,103
CVS Health Corp.	3,985,000	354,904
BioMarin Pharmaceutical, Inc.[2]	4,001,740	345,310
QIAGEN NV2	5,740,975	316,500
Novavax, Inc.[2,4]	1,368,290	285,466
Allakos, Inc.[2,3]	3,554,916	278,528
Twist Bioscience Corp.[2,3]	2,523,864	241,029
Exact Sciences Corp.[2]	2,751,196	234,870
Mettler-Toledo International, Inc.[2]	151,938	230,054
Gilead Sciences, Inc.	3,167,401	218,329
Zimmer Biomet Holdings, Inc.	1,795,312	214,719
Illumina, Inc.[2]	538,201	196,621
Cigna Corp.	949,906	182,287
Penumbra, Inc.[2]	721,352	177,200
BeiGene, Ltd. (ADR)[2]	383,003	133,105
BeiGene, Ltd.[1,2]	1,252,100	33,633
Syneos Health, Inc., Class A2	1,641,548	159,493
Amgen, Inc.	788,035	156,724
Ultragenyx Pharmaceutical, Inc.[2]	1,707,733	128,473
Align Technology, Inc.[2]	182,500	111,604
Verily Life Sciences LLC[1,2,5,6]	673,374	100,784
Inari Medical, Inc.[2]	1,205,500	99,502
R1 RCM, Inc.[2]	4,001,281	95,311
Daiichi Sankyo Company, Ltd.[1]	3,763,000	94,130
Pacific Biosciences of California, Inc.[2]	3,850,936	89,380
Chemed Corp.	172,234	80,173
Anthem, Inc.	188,232	76,466
AstraZeneca PLC[1]	634,335	69,595
AbCellera Biologics, Inc.[2,4]	4,587,232	68,625
Allogene Therapeutics, Inc.[2]	2,807,505	51,911
Vir Biotechnology, Inc.[2]	1,032,854	48,978
Acerta Pharma BV1,2,5,6	273,779,325	39,452
Alnylam Pharmaceuticals, Inc.[2]	179,567	33,004
Cortexyme, Inc.[2,3,4]	2,257,268	29,367
CRISPR Therapeutics AG2	334,698	26,742
Applied Molecular Transport, Inc.[2]	1,454,200	24,721
Global Blood Therapeutics, Inc.[2]	548,313	15,495
Adaptive Biotechnologies Corp.[2]	539,639	14,079
Sana Biotechnology, Inc.[2,4]	588,664	11,191
TG Therapeutics, Inc.[2]	730,935	11,110
		32,769,004
Industrials 6.43%
Carrier Global Corp.[3]	49,693,075	2,689,389
CSX Corp.	50,312,148	1,743,819
TransDigm Group, Inc.[2]	2,362,789	1,365,810
Old Dominion Freight Line, Inc.	3,687,426	1,309,663
General Electric Co.	11,493,054	1,091,725
Caterpillar, Inc.	5,471,221	1,057,861
Airbus SE, non-registered shares[1,2]	7,169,107	798,623
Jacobs Engineering Group, Inc.	3,846,752	548,393
Ryanair Holdings PLC (ADR)[2]	4,883,043	466,575
The Growth Fund of America — Page 5 of 14

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Ryanair Holdings PLC[1,2]	1,692,338	$27,147
HEICO Corp.	2,925,476	405,237
HEICO Corp., Class A	679,919	84,446
Dun & Bradstreet Holdings, Inc.[2,3]	23,617,214	448,727
Rolls-Royce Holdings PLC[1,2]	256,349,008	416,234
Equifax, Inc.	1,271,661	354,348
Safran SA1	3,159,934	351,639
Honeywell International, Inc.	1,698,850	343,575
Raytheon Technologies Corp.	3,984,740	322,445
Delta Air Lines, Inc.[2]	8,848,698	320,323
TuSimple Holdings, Inc., Class A2,4	7,567,534	302,626
United Rentals, Inc.[2]	864,045	292,687
Norfolk Southern Corp.	1,051,571	278,950
Rockwell Automation	826,949	278,020
Chart Industries, Inc.[2]	1,411,224	246,329
RELX PLC (ADR)	7,377,302	228,770
Armstrong World Industries, Inc.	2,139,698	226,744
Uber Technologies, Inc.[2]	5,906,779	224,458
Harmonic Drive Systems, Inc.[1,3,4]	5,143,852	211,121
Waste Management, Inc.	1,310,966	210,633
Union Pacific Corp.	705,000	166,126
ABB, Ltd.[1]	4,705,531	162,222
Boeing Company[2]	813,122	160,876
Otis Worldwide Corp.	1,977,706	159,007
L3Harris Technologies, Inc.	718,627	150,250
BWX Technologies, Inc.	2,793,482	133,249
Generac Holdings, Inc.[2]	304,987	128,473
AMETEK, Inc.	931,634	127,168
ASSA ABLOY AB, Class B1	4,451,672	124,436
Waste Connections, Inc.	912,023	121,354
Shoals Technologies Group, Inc., Class A2	4,000,000	112,400
FedEx Corp.	452,818	104,316
Cummins, Inc.	398,773	83,643
Emerson Electric Co.	927,855	81,503
Southwest Airlines Co.[2]	1,651,004	73,305
Copart, Inc.[2]	497,701	72,246
Saia, Inc.[2]	191,614	63,459
Kornit Digital Ltd.[2]	322,204	49,913
ManpowerGroup, Inc.	357,399	32,034
Archer Aviation, Inc., Class A2	4,891,617	30,132
Kratos Defense & Security Solutions, Inc.[2]	771,221	15,201
		18,797,630
Financials 5.77%
JPMorgan Chase & Co.	13,503,264	2,144,723
First Republic Bank	7,292,113	1,528,864
KKR & Co., Inc.	12,375,290	921,340
S&P Global, Inc.	1,934,184	881,466
BlackRock, Inc.	970,781	878,178
SVB Financial Group[2]	1,212,226	839,260
Bank of America Corp.	14,832,541	659,603
CME Group, Inc., Class A	2,778,161	612,640
Intercontinental Exchange, Inc.	4,212,411	550,646
Marsh & McLennan Companies, Inc.	2,881,982	472,703
MSCI, Inc.	731,971	460,739
The Growth Fund of America — Page 6 of 14

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Athene Holding, Ltd., Class A2	5,476,972	$448,674
Wells Fargo & Company	8,248,000	394,089
HDFC Bank, Ltd. (ADR)	3,195,463	209,207
HDFC Bank, Ltd.[1]	8,630,879	171,143
PNC Financial Services Group, Inc.	1,923,368	378,904
Carlyle Group, Inc.	6,759,203	369,661
Morgan Stanley	3,714,059	352,167
Coinbase Global, Inc., Class A2	1,046,026	329,498
Progressive Corp.	3,254,166	302,442
American International Group, Inc.	5,448,358	286,584
East West Bancorp, Inc.	3,571,090	274,974
Capital One Financial Corp.	1,909,784	268,382
Blackstone, Inc., nonvoting shares	1,853,148	262,128
Western Alliance Bancorporation	2,356,965	258,748
Arch Capital Group, Ltd.[2]	6,263,760	252,931
Signature Bank	767,734	232,086
Chubb, Ltd.	1,288,493	231,246
Moody’s Corp.	570,694	222,936
AIA Group, Ltd.[1]	19,584,888	206,071
Essent Group, Ltd.	4,954,323	206,001
Tradeweb Markets, Inc., Class A	1,947,437	186,954
Goldman Sachs Group, Inc.	429,466	163,622
Ares Management Corp., Class A	1,611,906	130,822
BOK Financial Corp.	1,258,321	129,871
Ryan Specialty Group Holdings, Inc., Class A2,4	2,506,600	95,928
Berkshire Hathaway, Inc., Class B2	307,257	85,015
Focus Financial Partners, Inc., Class A2	1,361,480	83,786
Goosehead Insurance, Inc., Class A	510,938	67,096
Discover Financial Services	601,552	64,877
Everest Re Group, Ltd.	239,572	61,421
Federal Home Loan Mortgage Corp.[2]	48,304,100	53,135
Trupanion, Inc.[2]	391,059	48,225
Fannie Mae[2]	37,646,700	41,411
Fifth Third Bancorp	461,888	19,469
Bright Health Group, Inc.[2,4]	4,724,475	15,733
Hippo Holdings, Inc., Class A2	2,405,228	8,803
		16,864,202
Energy 1.77%
Cenovus Energy ,Inc.[3]	129,844,642	1,540,917
EOG Resources, Inc.	11,852,392	1,031,158
Pioneer Natural Resources Company	3,302,113	588,833
Halliburton Company	20,267,119	437,567
Baker Hughes Co., Class A	13,274,190	309,819
ConocoPhillips	3,982,598	279,300
Diamondback Energy, Inc.	1,944,028	207,486
Coterra Energy, Inc.	8,111,696	162,883
Canadian Natural Resources, Ltd. (CAD denominated)	3,869,229	158,228
Chesapeake Energy Corp.	2,292,340	136,486
Weatherford International[2,3]	4,557,800	131,037
ONEOK, Inc.	1,604,238	95,998
Suncor Energy, Inc.	3,109,185	75,743
Equitrans Midstream Corp.	1,090,264	10,488
		5,165,943
The Growth Fund of America — Page 7 of 14

unaudited
Common stocks (continued) Materials 1.66%	Shares	Value (000)
Sherwin-Williams Company	3,001,949	$994,365
Freeport-McMoRan, Inc.	25,500,720	945,567
Linde PLC	2,426,566	771,988
Vale SA, ordinary nominative shares (ADR)	45,769,055	566,163
Vale SA, ordinary nominative shares	14,500,065	180,418
Shin-Etsu Chemical Co., Ltd.[1]	3,190,800	533,457
Barrick Gold Corp.	11,871,422	225,438
Celanese Corp.	1,084,087	164,087
Summit Materials, Inc., Class A2	3,725,006	138,943
Ball Corp.	929,853	86,895
Allegheny Technologies, Inc.[2]	5,367,738	76,437
PPG Industries, Inc.	419,023	64,601
LyondellBasell Industries NV	722,348	62,938
Packaging Corporation of America	173,582	22,668
Scotts Miracle-Gro Co., Class A	109,714	15,896
		4,849,861
Consumer staples 1.64%
Costco Wholesale Corp.	2,569,314	1,385,837
Constellation Brands, Inc., Class A	2,712,368	611,178
Philip Morris International, Inc.	5,920,154	508,778
Heineken NV1	4,118,804	410,015
Altria Group, Inc.	7,691,299	327,957
Kerry Group PLC, Class A1	2,173,595	267,589
Estée Lauder Companies, Inc., Class A	678,232	225,221
Pernod Ricard SA1	893,374	205,195
Reckitt Benckiser Group PLC[1]	2,179,150	176,673
Monster Beverage Corp.[2]	1,808,000	151,474
Molson Coors Beverage Company, Class B, restricted voting shares	2,305,207	102,443
Herbalife Nutrition, Ltd.[2]	2,718,481	101,562
Fevertree Drinks PLC[1]	2,408,000	82,640
Archer Daniels Midland Company	1,134,380	70,570
British American Tobacco PLC[1]	2,075,467	69,671
Grocery Outlet Holding Corp.[2]	2,345,852	67,936
JUUL Labs, Inc., Class A1,2,5,6	433,213	22,700
Kroger Co.	478,847	19,887
		4,807,326
Utilities 0.54%
PG&E Corp.[2]	78,032,987	927,032
NextEra Energy, Inc.	5,594,287	485,472
Ørsted AS1	742,674	95,039
AES Corp.	3,432,051	80,242
		1,587,785
Real estate 0.33%
SBA Communications Corp. REIT	1,052,411	361,819
Equinix, Inc. REIT	273,178	221,875
American Tower Corp. REIT	823,394	216,124
UDR, Inc. REIT	2,868,000	162,702
		962,520
Total common stocks (cost: $115,546,522,000)		281,305,409
The Growth Fund of America — Page 8 of 14

unaudited
Preferred securities 0.36% Financials 0.19%	Shares	Value (000)
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2,4]	62,266,695	$242,840
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	6,954,484	23,784
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	1,739,366	9,219
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	837,675	2,387
Fannie Mae, Series P, 4.50% noncumulative preferred shares[2]	190,000	494
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2,4]	71,493,658	262,382
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[2]	239,000	626
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	212,500	521
		542,253
Consumer discretionary 0.09%
GM Cruise Holdings LLC, Series F, preferred shares[1,2,5,6]	5,205,500	149,502
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares[1,2,5,6]	1,164,589	106,818
Waymo LLC, Series B-2, preferred shares[1,2,5,6]	163,537	15,000
		271,320
Information technology 0.07%
Chime Financial, Inc., Series G, preferred shares[1,2,5,6]	1,433,730	99,027
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,366,500	73,877
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,5,6]	376,444	17,215
PsiQuantum, Corp., Series D, preferred shares[1,2,5,6]	613,889	16,100
		206,219
Industrials 0.01%
ABL Space Systems Co., Series B2, preferred shares[1,2,5,6]	576,000	39,166
Total preferred securities (cost: $1,266,849,000)		1,058,958
Rights & warrants 0.00% Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[2,3]	1,057,393	7,632
Total rights & warrants (cost: $3,563,000)		7,632
Convertible bonds & notes 0.01% Consumer discretionary 0.01%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[3]	$15,708	18,783
Total convertible bonds & notes (cost: $15,494,000)		18,783
Short-term securities 4.06% Money market investments 3.95%	Shares
Capital Group Central Cash Fund 0.07%[3,8]	115,662,952	11,566,295
The Growth Fund of America — Page 9 of 14

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.11%	Shares	Value (000)
Capital Group Central Cash Fund 0.07%[3,8,9]	1,472,182	$147,219
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	91,457,999	91,458
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	73,609,106	73,609
		312,286
Total short-term securities (cost: $11,878,662,000)		11,878,581
Total investment securities 100.63% (cost: $128,711,090,000)		294,269,363
Other assets less liabilities (0.63)%		(1,845,025)
Net assets 100.00%		$292,424,338
Investments in affiliates3

	Value of affiliates at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 11/30/2021 (000)	Dividend or interest income (000)
Common stocks 10.51%
Information technology 0.82%
MongoDB, Inc., Class A2	$1,944,651	$—	$74,321	$44,075	$479,804	$2,394,209	$—
Consumer discretionary 1.58%
Royal Caribbean Cruises, Ltd.[2]	1,926,185	—	—	—	(300,581)	1,625,604	—
Caesars Entertainment, Inc.[2]	1,672,612	66,363	—	—	(190,946)	1,548,029	—
NVR, Inc.[2]	939,843	58,199	—	—	8,008	1,006,050	—
Mattel, Inc.[2]	417,243	29,581	—	—	(502)	446,322	—
Burlington Stores, Inc.[2,10]	1,109,393	—	212,855	59,512	(87,980)	—	—
						4,626,005
Communication services 4.97%
Netflix, Inc.[2]	13,792,670	—	1,028,645	471,044	1,301,771	14,536,840	—
Health care 1.42%
Insulet Corp.[2]	1,041,405	44,913	—	—	(34,644)	1,051,674	—
NovoCure, Ltd.[2]	1,266,535	—	—	—	(382,858)	883,677	—
Guardant Health, Inc.[2]	266,200	450,664	—	—	(91,332)	625,532	—
Biohaven Pharmaceutical Holding Co., Ltd.[2]	759,587	—	41,083	14,395	(121,480)	611,419	—
Oak Street Health, Inc.[2,4]	526,713	90,917	—	—	(192,477)	425,153	—
Allakos, Inc.[2]	316,956	—	—	—	(38,428)	278,528	—
Twist Bioscience Corp.[2]	285,727	—	—	—	(44,698)	241,029	—
Cortexyme, Inc.[2,4]	233,632	14,609	5,329	(23,111)	(190,434)	29,367	—
Allogene Therapeutics, Inc.[2,10]	173,924	—	62,046	(80,556)	20,589	—	—
						4,146,379
Industrials 1.15%
Carrier Global Corp.	2,689,777	164,143	1,939	(8)	(162,584)	2,689,389	5,829
Dun & Bradstreet Holdings, Inc.[2]	432,904	—	—	—	15,823	448,727	—
Harmonic Drive Systems, Inc.[1,4]	284,744	—	—	—	(73,623)	211,121	461
						3,349,237
Energy 0.57%
Cenovus Energy ,Inc.	1,077,536	—	—	—	463,381	1,540,917	1,795
Weatherford International[2]	68,075	4,950	—	—	58,012	131,037	—
						1,671,954
The Growth Fund of America — Page 10 of 14

unaudited
Investments in affiliates3  (continued)

	Value of affiliates at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 11/30/2021 (000)	Dividend or interest income (000)
Consumer staples 0.00%
Herbalife Nutrition, Ltd.[2,10]	$466,788	$—	$277,205	$(39,801)	$(48,220)	$—	$—
Total common stocks						30,724,624
Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[2]	4,836	—	—	—	2,796	7,632	—
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	21,225	—	—	—	(2,442)	18,783	198
Short-term securities 4.00%
Money market investments 3.95%
Capital Group Central Cash Fund 0.07%[8]	8,094,078	7,894,468	4,421,347	(216)	(688)	11,566,295	1,418
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 0.07%[8,9]	101,118	46,101[11]				147,219	—[12]
Total short-term securities						11,713,514
Total 14.52%				$445,334	$386,267	$42,464,553	$9,701
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $17,551,936,000, which represented 6.00% of the net assets of the fund. This amount includes $15,841,112,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $352,850,000, which represented .12% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $944,576,000, which represented .32% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 11/30/2021.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 11/30/2021.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	$95,000	$149,502.05%
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares	5/1/2020	100,000	106,818.03
Waymo LLC, Series B-2, preferred shares	6/11/2021	15,000	15,000.01
Epic Games, Inc.	3/29/2021	74,560	109,111.04
Verily Life Sciences LLC	12/21/2018	83,000	100,784.03
Chime Financial, Inc., Series G, preferred shares	8/24/2021	99,027	99,027.03
Stripe, Inc., Class B	5/6/2021	45,080	51,373.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	15,105	17,215.01
Acerta Pharma BV	5/7/2015	15,750	39,452.01
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	39,166	39,166.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	22,700.01
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	16,100	16,100.01
Total private placement securities		$717,788	$ 766,248.26%
The Growth Fund of America — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Growth Fund of America — Page 12 of 14

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$66,489,278	$6,031,618	$51,373	$72,572,269
Consumer discretionary	67,091,645	5,169,812	—	72,261,457
Communication services	49,911,296	647,005	109,111	50,667,412
Health care	32,074,307	554,461	140,236	32,769,004
Industrials	16,706,208	2,091,422	—	18,797,630
Financials	16,486,988	377,214	—	16,864,202
Energy	5,165,943	—	—	5,165,943
Materials	4,316,404	533,457	—	4,849,861
Consumer staples	3,572,843	1,211,783	22,700	4,807,326
Utilities	1,492,746	95,039	—	1,587,785
Real estate	962,520	—	—	962,520
Preferred securities	542,253	73,877	442,828	1,058,958
Rights & warrants	7,632	—	—	7,632
Convertible bonds & notes	—	18,783	—	18,783
Short-term securities	11,878,581	—	—	11,878,581
Total	$276,698,644	$16,804,471	$766,248	$294,269,363
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
The Growth Fund of America — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-005-0122O-S85367	The Growth Fund of America — Page 14 of 14